CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS:
Cash and cash equivalents	$ 67,912	$ 69,345
Restricted cash	251	271
Short-term deposits	10,087
Trade receivables, net	3,871	4,596
Inventory	4,190	4,426
Other current financial assets	949
Other current assets	1,771	1,032
Total current assets	89,031	79,670
NON-CURRENT ASSETS:
Other non-current financial assets	5,459
System components	2,641	1,707
Leased systems, net	4,403	3,959
Other property and equipment, net	812	752
Right-of-use assets	5,318	5,530
Other long-term assets	3,900	2,698
Total non-current assets	22,533	14,646
Total assets	111,564	94,316
CURRENT LIABILITIES:
Trade payables	1,209	2,868
Deferred revenues	15,646	4,434
Liability in respect of government grants	1,401	1,293
Current maturities of lease liabilities	911	824
Other accounts payable	6,341	5,927
Total current liabilities	25,508	15,346
NON-CURRENT LIABILITIES:
Deferred revenues	7,104	3,625
Liability in respect of government grants	5,601	5,803
Lease liabilities	5,219	4,800
Warrants liability		2,429
Total non-current liabilities	17,924	16,657
EQUITY:
Ordinary share value	415	413
Share premium	158,398	157,597
Reserve for share-based payment	4,628	4,872
Warrants	2,126
Currency translation adjustments	(2,188)	(2,188)
Accumulated deficit	(95,247)	(98,381)
Total equity	68,132	62,313
Total equity and liabilities	$ 111,564	$ 94,316